Cover	Dec. 17, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this Amendment No. 2 to Current Report on Form 8-K/A (this "Amendment") to file the consent from the auditor, Crowe LLP, which was inadvertently omitted from the Original Form 8-K Amendment.
Document Period End Date	Dec. 17, 2020
Entity File Number	000-55450
Entity Registrant Name	Medicine Man Technologies, Inc.
Entity Central Index Key	0001622879
Entity Tax Identification Number	46-5289499
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4880 Havana Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80239
City Area Code	(303)
Local Phone Number	371-0387
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true